Property, plant, and equipment (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, plant, and equipment
Beginning Balance	$ 95,171,302	$ 100,997,498
Ending Balance	107,454,558	95,171,302
Cost
Property, plant, and equipment
Beginning Balance	153,841,023	160,336,163
Additions/capitalizations	9,521,041	9,349,885
CPO-09 asset acquisition	1,239,472
Abandonment cost update	(8,707)	270,104
Capitalized financial interests	428,449	297,630
Exchange differences capitalized	2,227	1,585
Disposals	(1,384,312)	(1,020,288)
Fair value adjustment in business combination	1,435,537
Field reversal	15,058
Foreign currency translation	8,866,586	(15,243,622)
Reclassifications/transfers	(1,012,227)	(150,434)
Ending Balance	172,944,147	153,841,023
Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(58,669,721)	(59,338,665)
Depreciation expense	(6,067,546)	(6,016,115)
Recovery (loss) impairment	1,261,659	205,780
Disposals	1,196,766	920,150
Foreign currency translation	(3,276,843)	5,622,078
Reclassifications/transfers	66,096	(62,949)
Ending Balance	(65,489,589)	(58,669,721)
Plant and equipment
Property, plant, and equipment
Beginning Balance	29,916,027	35,293,773
Ending Balance	35,009,601	29,916,027
Plant and equipment | Cost
Property, plant, and equipment
Beginning Balance	54,897,509	62,807,662
Additions/capitalizations	2,998,597	2,592,249
CPO-09 asset acquisition	715,573
Abandonment cost update	(10,565)	55,694
Capitalized financial interests	253,457	101,125
Exchange differences capitalized	1,215	457
Disposals	(917,845)	(653,972)
Fair value adjustment in business combination	1,011,253
Field reversal	4,726
Foreign currency translation	4,509,197	(7,966,666)
Reclassifications/transfers	(279,096)	(2,039,040)
Ending Balance	63,184,021	54,897,509
Plant and equipment | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(24,981,482)	(27,513,889)
Depreciation expense	(2,820,925)	(2,916,507)
Recovery (loss) impairment	807,549	765,513
Disposals	833,625	625,848
Foreign currency translation	(1,722,232)	3,039,353
Reclassifications/transfers	(290,955)	1,018,200
Ending Balance	(28,174,420)	(24,981,482)
Pipelines, networks and lines
Property, plant, and equipment
Beginning Balance	35,096,170	37,417,260
Ending Balance	37,451,908	35,096,170
Pipelines, networks and lines | Cost
Property, plant, and equipment
Beginning Balance	58,584,853	60,287,768
Additions/capitalizations	2,427,231	2,257,397
CPO-09 asset acquisition	0
Abandonment cost update	1,858	221,944
Capitalized financial interests	96,580	80,720
Exchange differences capitalized	463	365
Disposals	(276,179)	(266,862)
Fair value adjustment in business combination	0
Field reversal	5,617
Foreign currency translation	2,639,095	(4,448,755)
Reclassifications/transfers	21,569	452,276
Ending Balance	63,501,087	58,584,853
Pipelines, networks and lines | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(23,488,683)	(22,870,508)
Depreciation expense	(2,353,808)	(2,319,289)
Recovery (loss) impairment	299,451	(212,245)
Disposals	224,039	228,151
Foreign currency translation	(1,045,849)	1,722,919
Reclassifications/transfers	315,671	(37,711)
Ending Balance	(26,049,179)	(23,488,683)
Work in progress
Property, plant, and equipment
Beginning Balance	13,832,228	12,044,281
Ending Balance	16,644,219	13,832,228
Work in progress | Cost
Property, plant, and equipment
Beginning Balance	15,519,986	13,462,321
Additions/capitalizations	3,120,613	3,510,753
CPO-09 asset acquisition	275,432
Abandonment cost update	0	0
Capitalized financial interests	36,695	92,816
Exchange differences capitalized	348	659
Disposals	(12,522)	(15,128)
Fair value adjustment in business combination	74,575
Field reversal	0
Foreign currency translation	184,020	(226,974)
Reclassifications/transfers	(895,632)	(1,304,461)
Ending Balance	18,303,515	15,519,986
Work in progress | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(1,687,758)	(1,418,040)
Depreciation expense	0	0
Recovery (loss) impairment	(138,139)	(360,367)
Disposals	0	0
Foreign currency translation	(65)	5,207
Reclassifications/transfers	166,666	85,442
Ending Balance	(1,659,296)	(1,687,758)
Buildings
Property, plant, and equipment
Beginning Balance	9,521,689	9,123,911
Ending Balance	11,390,939	9,521,689
Buildings | Cost
Property, plant, and equipment
Beginning Balance	16,668,026	15,354,065
Additions/capitalizations	892,401	552,852
CPO-09 asset acquisition	248,467
Abandonment cost update	0	(7,505)
Capitalized financial interests	41,015	12,930
Exchange differences capitalized	197	58
Disposals	(70,846)	(13,398)
Fair value adjustment in business combination	349,709
Field reversal	4,668
Foreign currency translation	1,099,990	(1,844,094)
Reclassifications/transfers	296,130	2,613,118
Ending Balance	19,529,757	16,668,026
Buildings | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(7,146,337)	(6,230,154)
Depreciation expense	(734,220)	(626,962)
Recovery (loss) impairment	275,235	136,123
Disposals	51,365	12,898
Foreign currency translation	(411,176)	678,512
Reclassifications/transfers	(173,685)	(1,116,754)
Ending Balance	(8,138,818)	(7,146,337)
Lands
Property, plant, and equipment
Beginning Balance	4,664,551	5,145,555
Ending Balance	4,968,790	4,664,551
Lands | Cost
Property, plant, and equipment
Beginning Balance	4,832,650	5,199,069
Additions/capitalizations	12,043	15,489
CPO-09 asset acquisition	0
Abandonment cost update	0	0
Capitalized financial interests	596	137
Exchange differences capitalized	3	1
Disposals	(2,043)	(498)
Fair value adjustment in business combination	0
Field reversal	0
Foreign currency translation	291,441	(479,724)
Reclassifications/transfers	1,387	98,176
Ending Balance	5,136,077	4,832,650
Lands | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(168,099)	(53,514)
Depreciation expense	0	0
Recovery (loss) impairment	14,547	(132,149)
Disposals	3,305	155
Foreign currency translation	(14,821)	17,409
Reclassifications/transfers	(2,219)	0
Ending Balance	(167,287)	(168,099)
Other
Property, plant, and equipment
Beginning Balance	2,140,637	1,972,718
Ending Balance	1,989,101	2,140,637
Other | Cost
Property, plant, and equipment
Beginning Balance	3,337,999	3,225,278
Additions/capitalizations	70,156	421,145
CPO-09 asset acquisition	0
Abandonment cost update	0	(29)
Capitalized financial interests	106	9,902
Exchange differences capitalized	1	45
Disposals	(104,877)	(70,430)
Fair value adjustment in business combination	0
Field reversal	47
Foreign currency translation	142,843	(277,409)
Reclassifications/transfers	(156,585)	29,497
Ending Balance	3,289,690	3,337,999
Other | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(1,197,362)	(1,252,560)
Depreciation expense	(158,593)	(153,357)
Recovery (loss) impairment	3,016	8,905
Disposals	84,432	53,098
Foreign currency translation	(82,700)	158,678
Reclassifications/transfers	50,618	(12,126)
Ending Balance	$ (1,300,589)	$ (1,197,362)